Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles [Abstract]
Changes in the carrying value of goodwill by reporting segment

	Property and	Annuity and
	Casualty	Supplemental	Total
Balance January 1, 2010	$152	$56	$208
Impairment charge	—	(22)	(22)

Balance December 31, 2010 and 2011	$152	$34	$186